Capital Stock - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2010	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Officers directors employee [Member]	Dec. 31, 2011 Officers directors employee [Member]	Dec. 31, 2010 Officers directors employee [Member]	Mar. 31, 2011 Pension costs [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member] Minimum [Member]	Dec. 31, 2012 Restricted Stock [Member] Maximum [Member]	Dec. 31, 2012 TOTAL EQUITY Thousands of Shares of Common Stock Outstanding [Member]	Dec. 31, 2008 TOTAL EQUITY Thousands of Shares of Common Stock Outstanding [Member]	Dec. 31, 2011 TOTAL EQUITY Thousands of Shares of Common Stock Outstanding [Member]	Dec. 31, 2012 Performance Shares [Member] Times	Dec. 31, 2011 Performance Shares [Member]	Dec. 31, 2010 Performance Shares [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Tender Offers [Member]
Class of Stock [Line Items]
Number of common shares issued related to the exercise of share based compensation during the period	1,000,000	600,000
Repurchase of Common Stock, shares																		0		3,900,000
Preferred Stock, share authorized	25,000,000	25,000,000
Preferred Stock, par value	$ 1	$ 1
Common stock, share authorized	725,000,000	725,000,000
Common stock, par value	$ 0.001	$ 0.001
Common Stock, share issued	70,203,388	74,391,691
Common Stock, share outstanding	69,704,188	68,732,341
Common stock repurchase, amount authorized																			$ 200,000,000
Common stock repurchase, total remaining amount authorized	37,700,000
Repurchase of common stock, amount	162,300,000	122,195,000	40,111,000
Repurchase of common stock, shares																		5,200,000
Minimum percentage of shares acquired in exercisable Rights			20.00%																								20.00%
Minimum percentage of common stock acquired by stockholders for higher thresholds			15.00%
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted					8,924,470	9,895,787
Expiry date of options outstanding											Mar. 06, 2013	Mar. 06, 2022
Vesting period of performance shares	3 years										3 years					2 years	3 years				3 years
Term of options under Plans	Ten-year
Granted options under the Plans							432,971	95,604	733,167
Weighted-average grant-date fair value of options forfeited	$ 800,000	$ 1,200,000
Unrecognized compensation cost related to non-vested stock options granted under the Plans	2,300,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2013	1,300,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2014	1,000,000
Fair value of restricted stock awards	2,900,000	5,300,000	8,100,000										700,000
Intrinsic value of options exercised	11,900,000	3,800,000	6,800,000
Intrinsic value of outstanding in-the-money stock options	22,000,000	20,900,000
Intrinsic value of exercisable stock options	18,300,000	12,600,000
Weighted-average remaining life of options vested and expected to vest	5 years	5 years 4 months 24 days
Weighted-average grant-date fair value of options granted	$ 8.72	$ 11.27	$ 8.16
Expected volatility used in computing fair value of options granted	54.80%	53.60%	52.70%
Expected life used in computing fair value of options granted, years	4 years
Dividend yield used in computing fair value of options granted	4.40%	3.80%	3.30%
Risk-free interest rate used in computing fair value of options granted	2.10%	2.10%	2.60%
Estimated forfeiture rate used in computing fair value of options granted	12.00%	11.20%	9.80%
Period of Historical data used to calculate expected volatility in years	5 years
Value of each restricted stock unit and performance share unit in shares													Each restricted stock unit and performance share unit is equivalent in value to one share of the Company's common stock plus reinvested dividends from the grant date to the vesting date.
Number of times performance units to vest, Minimum																					0
Number of times performance units to vest, Maximum																					3
Decrease in value of accrued liabilities				4,000,000
Other long-term liabilities	220,079,000	220,986,000		2,000,000
Increase in value of additional paid in capital				6,000,000
Options Granted	433,000	96,000	733,000										23,563	29,663	27,028						67,870	73,349	87,054	268,595	358,180	263,620
Fair value of granted stock																					2,500,000	3,700,000	3,500,000	7,400,000	12,500,000	6,400,000
Vested restricted stock	747,000	1,071,000	1,084,000																					334,256	214,863	227,165
Market value of vested restricted stock																								9,000,000	4,900,000	4,900,000
Restricted stock or unit expense		1,300,000	2,400,000																					7,700,000	12,500,000	4,800,000
Stock granted																								200,024	131,682	148,518
One-time increase in pension plan benefits										11,000,000
Compensation expense related to Mr. Moller's grants		4,700,000
General and administrative	$ 202,967,000	$ 223,616,000	$ 193,743,000					$ 15,700,000